Nov. 13, 2026
PACE Global Fixed Income Investments | Class A Prospectus - PACE Global Fixed Income Investments

The section captioned “PACE Global Fixed Income Investments Fund summary” and sub-captioned “Principal investments” on page 30 of the Class A Prospectus, beginning on page 29 of the Class P Prospectus and on page 27 of the Class P2 Prospectus is revised by replacing the seventh sentence of the first paragraph with the following:

The fund may invest in emerging market bonds and lower rated bonds of governmental and private issuers, including bonds that are rated below investment grade (commonly known as “junk bonds”).

The same section of each Prospectus is revised by replacing the first sentence of the second paragraph with the following:

The fund invests in bonds of varying maturities, but normally limits its portfolio duration to within three years of the effective duration of the Bloomberg Global Aggregate Index Unhedged, as calculated by the sub-adviser, which as of July 31, 2026 was approximately 6.15 years and may change over time.

The same section of each Prospectus is revised by replacing the third sentence of the third paragraph of that section with the following:

The derivatives in which the fund invests include options, futures, swap agreements and currency forward agreements.

The same section of each Prospectus is revised by adding the following as the last sentence of the third paragraph:

The fund also may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage.

The section captioned “PACE Global Fixed Income Investments Fund summary” and sub-captioned “Risk/return bar chart and table” on page 34 of the Class A Prospectus, on page 34 of the Class P Prospectus and beginning on page 30 of the Class P2 Prospectus is revised by inserting the following as the second to last sentence of the first paragraph of that section:

Pacific Investment Management Company LLC (“PIMCO”) assumed day-to-day management of the fund’s assets on November 6, 2026.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

PACE® Select Advisors Trust

November 13, 2026

Supplement to the prospectuses relating to Class A shares (the “Class A Prospectus”), Class P shares (the “Class P Prospectus”) and Class P2 shares (the “Class P2 Prospectus”) (collectively, the “Prospectuses”), and the Statement of Additional Information (“SAI”), each dated November 28, 2025, as supplemented.

Includes:

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PACE® Global Fixed Income Investments

Dear Investor,

The purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE® Global Fixed Income Investments (the “fund”), a series of the PACE Select Advisors Trust (the “Trust”). At the recommendation of UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s manager, the Trust’s Board of Trustees (the “Board”) has terminated J.P. Morgan Investment Management Inc. (“J.P. Morgan”) as subadvisor to the fund, effective as of the close of business on November 6, 2026. In addition, at the recommendation of UBS AM, the Board has appointed Pacific Investment Management Company LLC (“PIMCO”) to serve as a new subadvisor to the fund. PIMCO assumed investment advisory responsibility with respect to a separate portion of the fund’s portfolio effective on November 6, 2026.

I. PACE® Global Fixed Income Investments

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to “J.P. Morgan Investment Management Inc.” or “J.P. Morgan” as a subadvisor to the fund in the Prospectuses and SAI are hereby deleted.